Related Party Transactions	3 Months Ended
Jun. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

2. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE is also the Company's largest shareholder and owns approximately 31.0% of the Company's outstanding shares at June 30, 2015. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company's equity method investees as described in item a) below. The Company's terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company's ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)       Service Agreements, Lease Agreements and Products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. Under these agreements, the Company also performs clinical studies and marketing and distribution services for certain of its equity method investees.

The Company is party to real estate operating lease agreements with the Fresenius SE Companies, which include leases for the Company's corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire in 2016 and contain renewal options.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units which can be further increased to a maximum of 4,550 units, over the length of the five year contract. On January 1, 2015, this manufacturing business was sold to Kabi USA in the amount of $9,327 for which a fairness opinion was obtained from a reputable global accounting firm. The disposal was accounted for as a transaction between parties under common control at the carrying amounts without the generation of profits.

Below is a summary, including the Company's receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service Agreements, Lease Agreements and Products
	For the six months ended June 30, 2015		For the six months ended June 30, 2014		June 30, 2015		December 31, 2014
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	97	10,388	184	11,757	236	2,758	106	3,134
Fresenius SE affiliates	3,784	37,869	4,346	28,025	1,025	2,001	1,396	2,462
Equity method investees	8,021	-	9,782	-	4,152	-	4,265	-
Total	$11,902	$48,257	$14,312	$39,782	$5,413	$4,759	$5,767	$5,596

Lease Agreements
Fresenius SE	-	4,741	-	5,299	-	-	-	-
Fresenius SE affiliates	-	7,320	-	8,957	-	-	-	-
Total	$-	$12,061	$-	$14,256	$-	$-	$-	$-

Products
Fresenius SE	4	-	-	-	-	-	-	-
Fresenius SE affiliates	13,247	18,706	24,710	20,378	8,966	4,200	18,352	4,132
Equity method investees	-	54,259	-	5,040	-	49,659	-	270
Total	$13,251	$72,965	$24,710	$25,418	$8,966	$53,859	$18,352	$4,402

b)       Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of June 30, 2015 and December 31, 2014, the Company had accounts receivables from Fresenius SE related to short-term financing in the amount of $115,759 and $146,144, respectively. As of June 30, 2015 and December 31, 2014, the Company had accounts payables to Fresenius SE related to short-term financing in the amount of $119,931 and $103,386, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 ($1,678 at June 30, 2015 and $1,821 at December 31, 2014) from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2015 with an interest rate of 1.849%. On November 28, 2013, the Company borrowed an additional €1,500 ($1,678 at June 30, 2015 and $1,821 at December 31, 2014) from the General Partner at 1.875%. This loan is due on November 27, 2015 with an interest rate of 1.506%.

On June 12, 2014, the Company provided a one-year unsecured term loan to one of its equity method investees in the amount of $22,500 at an interest rate of 2.5366%. This loan was repaid in full on June 12, 2015.

At June 30, 2015 and December 31, 2014, a subsidiary of Fresenius SE held unsecured Senior Notes issued by the Company in the amount of €8,300 and €8,300 ($9,287 at June 30, 2015 and $10,077 at December 31, 2014), respectively. The Senior Notes were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each have a coupon rate of 5.25% with interest payable semiannually.

At June 30, 2015 and December 31, 2014, the Company borrowed from Fresenius SE €48,900 and €1,400 ($54,715 at June 30, 2015 and $1,700 at December 31, 2014) on an unsecured basis at an interest rate of 1.111% and 1.188%, respectively. Subsequent to June 30, 2015, the Company received additional advances from Fresenius SE increasing the amount borrowed to €83,900 ($91,468 as of July 22, 2015) and is due on July 31, 2015. For further information on this loan agreement, see Note 5. “Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties – Short-Term Borrowings from Related Parties.”

c)       Key Management Personnel

Due to the legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition members of the Management Board and the Supervisory Board as key management personnel, as well as their close relatives, are considered related parties.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the General Partner's management board. The aggregate amount reimbursed to the General Partner was $7,519 and $12,491, respectively, for its management services during the six months ended June 30, 2015 and 2014. As of June 30, 2015 and December 31, 2014, the Company had accounts receivable from the General Partner in the amount of $1,727 and $462, respectively. As of June 30, 2015 and December 31, 2014, the Company had accounts payables to the General Partner in the amount of $264 and $27,347, respectively.